Finance expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Financial Expenses

	2020	2019	2018
	€	€	€
Foreign exchange differences	(963,685)	(10,707)	(380)
Interest expenses over bank balances	(92,470)	(4,377)	—
Other finance expenses	(6,208)	(1,797)	—

	(1,062,363)	(16,881)	(380)